Note 18 - Financial Instruments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
18.	Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks, restricted cash, prepaid expenses and other receivables. The principal financial liabilities of the Company consist of short and long term loans, related party loans (see Note
10),
accounts payable due to suppliers, amounts due from/to related parties, accrued liabilities, interest rate swaps and warrants granted to third
parties (see Note
12).

(a)

Interest rate risk:

The Company is subject to market risks relating to changes in interest rates relating to debt outstanding under the loan facilities with ABN Amro Bank and NORD/LB Bank on which it pays interest based on LIBOR plus a margin. In order to manage part or whole of its exposure to changes in interest rates due to this floating rate indebtedness, the Company has entered into three
interest rate swap agreements with ABN Amro Bank and might enter into more interest rate swap agreements in the future.
(b)

Credit risk:
Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

(c)

Fair value measurements:
.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of the credit facilities. The fair value of bank debt approximates the recorded value due to its variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full term of the loans and, hence, bank loans are considered Level
2
items in accordance with the fair value hierarchy. The fair value of interest rate swaps is determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty and the Company and, hence, they are considered Level
2
items in accordance with the fair value hierarchy. The fair value of warrants is determined using the Cox, Ross and Rubinstein Binomial methodology and hence are considered Level
3
items in accordance with the fair value hierarchy.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one
of the following
three
categories:

Level
1:
Quoted market prices in active markets for identical assets or liabilities;

Level
2:
Observable market based inputs or unobservable inputs that are corroborated by market data;

Level
3:
Unobservable inputs that are not corroborated by market data.

Interest rate swap agreements

The Company has entered into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate credit facilities. These interest rate swap transactions fixed the interest rates based on predetermined ranges in LIBOR rates. In
2016
the Company entered into the following agreements with ABN Amro Bank relating to interest rate swaps (“the ABN Swaps”), the details of which were as follows:

Agreement Date	Counterparty	Effective (start) date:	Termination Date:	Notional amount on effective date	Interest rate payable
June 3, 2016	ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	$16,575	1.4425%
December 19, 2016	ABN Amro Bank	December 21, 2016	January 13, 2022	$20,700	2.0800%
December 19, 2016	ABN Amro Bank	December 21, 2016	August 10, 2022	$19,450	2.1250%

The fair value of the Swaps was considered by the Company to be classified as level
2
in the fair value hierarchy since their value was being derived by observable market based inputs. The Company will pay a fixed rate and will receive a floating rate for the ABN Swaps. The fair values of these derivatives determined through level
2
of the fair value hierarchy were derived principally from, or corroborated by, observable market data. Inputs included quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allowed values to be determined.
Warrant liability

The Company's derivatives outstanding as of
December
31,
2015
and
2016,
are recorded at their fair values. As of
December
31,
2016
the Company’s derivatives consisted of
3,381,791
warrant shares outstanding, issued in connection with the Company’s follow-on offering that closed on
June
11,
2014
(see Note
12),
as depicted in the following table:

Warrants Outstanding December 31, 2015	Warrant Shares Outstanding December 31, 2015	Term (in years)	Warrant Exercise Price	Fair Value – Liability December 31, 2015
5,330,000	4,743,700	5	$2.80	3,216

Warrants Outstanding December 31, 2016	Warrant Shares Outstanding December 31, 2016	Term (in years)	Warrant Exercise Price*	Fair Value – Liability December 31, 2016
2,673,406	3,381,791	5	$1.97	3,222
* Applying the Variable Exercise Price

Fair value of financial liabilities

The following table presents the fair value of those financial assets and liabilities measured at fair value on a recurring basis and their locations on the accompanying consolidated balance sheets, analyzed by fair value measurement hierarchy level as of
December
31,
2015
and
2016
respectively:

		Fair Value Measurement at Reporting Date
	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
As of December 31, 2015 (non-current liability)	3,216	-	-	3,216
As of December 31, 2016 (non-current asset)	300	-	300	-
As of December 31, 2016 (non-current liability)	3,563	-	341	3,222

The following table sets forth a summary of changes in fair value of the Company’s level
3
fair value measurements for the years ended
December
31,
2015
and
2016:

Closing balance – December 31, 2014	2,599
Change in fair value of warrants, included in the consolidated statements of comprehensive income/(loss)	617
Closing balance – December 31, 2015	3,216
Change in fair value of warrants, included in the consolidated statements of comprehensive income/(loss)	641
Adjustment for cashless exercise of warrants, included in Additional paid-in capital line item of consolidated balance sheets	(635)
Closing balance – December 31, 2016	3,222
Derivative Financial Instruments not designated as hedging instruments:

The Company's interest rate swaps did not qualify for hedge accounting. The Company estimates the fair value of its derivative financial instruments at the end of every period and reflects the resulting unrealized gain or loss during the period in Gain/(loss) on derivative financial instruments in the statement of comprehensive income/(loss) as well as presenting the fair value at the end of each period in the balance sheet.

The major unobservable input in connection with the valuation of the Company’s warrants is the volatility used in the valuation model (see Note
12),
which is approximated by using
5
-year weekly historical observations of the Company’s share price. The annualized
5
-year weekly historical volatility that has been applied in the warrant valuation as of
December
31,
2016
was
104.70%.
A
5%
increase in the volatility applied would lead to an increase of
2.6%
in the fair value of the warrants. The fair value of the Company’s warrants is considered by the Company to be classified as Level
3
in the fair value hierarchy since it is derived by unobservable inputs.

Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2015	Fair Value at December 31, 2016	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Value December 31, 2015	Value December 31, 2016
Warrants	3,216	3,222	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	88.47%	104.70%

Information on the location and amounts of derivative financial instruments fair values in the balance sheet and derivative financial instrument losses in the statement of comprehensive income/(loss) are presented below:

	Amount of gain/(loss) recognized in Statement of comprehensive income/(loss) located in gain/(loss) on Derivate Financial Instruments
	2014	2015	2016
Interest rate swaps- change in fair value	651	-	(41)
Interest rate swaps– realized loss	(664)	-	(16)
Interest rate swaps– reversal of realized loss	-	225	-
Warrants- change in fair value	3,879	(617)	(641)
Total	3,866	(392)	(698)